Stock Based Compensation (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation (Textual) [Abstract]
Percentage of discount on purchase price of share with fair market value	15.00%
Percentage of purchase price of share with fair market value	85.00%
ESPP generally provides offering periods	6 months
Due to the timing of the IPO, the initial offering period under the ESPP period	8 months 15 days
Due to the timing of the IPO, the initial offering period under the ESPP	February 23, 2012 to November 15, 2012
Stock-based compensation expense	$ 2,362,000	$ 742,000	$ 1,130,000	$ 331,000	$ 245,000
Total intrinsic value of options exercised			2,500,000	3,400,000	400,000
Outstanding options vesting period	10 years
Options granted become exercisable ratably over the vesting period	5 years
Total unrecognized compensation expense related to unvested stock options	5,800,000
Total unrecognized compensation expense related to unvested stock options, expected to be recognized over a weighted average period	3 years
fair value of options that were granted			$ 5,600,000	$ 1,200,000	$ 500,000